Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS S&P 500 Index Fund

DWS Equity 500 Index Fund

The following changes are effective May 1, 2020.

The following disclosure is added to the "Principal Investment Strategy – Main Investments" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Fund Details" section of each fund's statutory prospectus:

The Portfolio may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

DWS S and P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS S&P 500 Index Fund

DWS Equity 500 Index Fund

The following changes are effective May 1, 2020.

The following disclosure is added to the "Principal Investment Strategy – Main Investments" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Fund Details" section of each fund's statutory prospectus:

The Portfolio may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS S&P 500 Index Fund

DWS Equity 500 Index Fund

The following changes are effective May 1, 2020.

The following disclosure is added to the "Principal Investment Strategy – Main Investments" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Fund Details" section of each fund's statutory prospectus:

The Portfolio may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.